TAXES ON INCOME - Disclosure of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	$ 172	$ 734
Amount included in statement of comprehensive income	(418)	(499)	[1]
Currency translation differences	(12)	(63)
Balance at ending	(258)	172
Amount presented in other comprehensive income	159
Deferred taxes are reflected in the balance sheet
Non-current assets	2,055	2,872
Non-current liabilities	2,313	2,700
Total	(258)	172
Fixed and intangible assets
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	(3,065)	(4,006)
Amount included in statement of comprehensive income	55	498
Currency translation differences	91	443
Balance at ending	(2,919)	(3,065)
Deferred taxes are reflected in the balance sheet
Total	(2,919)	(3,065)
Employee benefit liabilities
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	612	824
Amount included in statement of comprehensive income	39	(122)
Currency translation differences	(19)	(90)
Balance at ending	632	612
Deferred taxes are reflected in the balance sheet
Total	632	612
Short term investments [Member]
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	0	0
Amount included in statement of comprehensive income	(192)	0
Currency translation differences	(3)	0
Balance at ending	(195)	0
Deferred taxes are reflected in the balance sheet
Total	(195)	0
Carry- forward tax losses
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	2,625	3,916
Amount included in statement of comprehensive income	(320)	(875)
Currency translation differences	(81)	(416)
Balance at ending	2,224	2,625
Deferred taxes are reflected in the balance sheet
Total	$ 2,224	$ 2,625

[1]	$159 presented in other comprehensive income.